Governmental Loans - Summary of Details in Tabular Form of Governmental Loans (Detail) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	$ 127.4	$ 110.4
Current portion of governmental loans	16.2	10.0
Governmental loans current and non current	143.6	120.4
Federal AMF Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	21.7	27.9
Current portion of governmental loans	10.0	10.0
MENDM Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	42.8	45.4
Current portion of governmental loans	6.2	0.0
Federal SIF Agreement Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	9.4	9.7
Federal SIF EAF Agreement Loan Due January One Two Thousand And Thirty [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	$ 53.5	$ 27.4